Taxes (Details 3)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 13,843	¥ 94,285	¥ 195,000
Income taxes payable	41,529	282,850
Other taxes payable	3,153	21,474	34,059
Totals	$ 58,525	¥ 398,609	¥ 229,059